united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/19

Item 1. Reports to Stockholders.

Good Harbor Tactical Core US Fund
Class A Shares: GHUAX	Class C Shares: GHUCX	Class I Shares: GHUIX

Good Harbor Tactical Select Fund
Class A Shares: GHSAX	Class C Shares: GHSCX	Class I Shares: GHSIX

Annual Report

September 30, 2019

www.ghf-funds.com
1-877-270-2848

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.ghf-funds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Letter to Shareholder

October 15, 2019

Dear Shareholders,

We are pleased to provide our Annual Letter to Shareholders of the Good Harbor Funds, including the Good Harbor Tactical Core U.S.® Fund and the Good Harbor Tactical Select Fund.

Performance review

Overall the Funds’ performance has been negative. For the fiscal year ended September 30, 2019, the Good Harbor Tactical Core US Fund (I-share) returned -16.27% while the Good Harbor Tactical Select Fund (I-share)re turned -7.34%.

The US equity markets delivered another year of positive returns to investors over the twelve months ended September 30, 2019. The S&P 500 Total Return Index (“S&P 500 TR”) rose 4.25% over the same period as the US equity market finds itself in the tenth year of a bull market that began back in 2009. In fact, in only four of the twelve months ended September 30, 2019 did the index deliver a negative return. The remaining eight months were all positive. Investors overseas were not rewarded for the risk that they held. Over the fiscal year ended September 30, 2019, the emerging markets (MSCI Emerging Markets Total Return Index) fell -2.02%, while the developed equity markets (MSCI EAFE Total Return Index) also fell -1.34% over the same period.

However, this relatively flat performance across the broader equity indices masks the volatility that has crept back into the markets driven largely by geopolitical rumblings and concerns over slowing global economic growth. For example, while the S&P 500 TR rose 4.25% over the twelve months ended September 30, 2019, this involved tolerating a -13.52% drop in Q4 of 2018 followed by a 13.65% gain in Q1 of 2019, requiring investors to withstand large swings in performance, which can often be difficult. Additionally, these types of performance swings can prove challenging to active strategies such as those in the tactical space as investment models react to progressing market declines only to miss subsequent rallies.

Good Harbor Tactical Core®US Fund (GHUAX, GHUCX, GHUIX)

For the fiscal year ended September 30, 2019, the Good Harbor Tactical Core US Fund A-share returned -16.50%, the C-share returned -17.04%, and the I-share returned -16.27%. The benchmark S&P500 TR rose 4.25%.

Letter to Shareholder

The Fund’s allocations have been defensive to varying levels throughout the past fiscal year. Recall that the strategy can be fully allocated to equity risk, or take a more defensive posture, which will result in an allocation to U.S. Treasuries. Over the past fiscal year, only one month ended with a full equity allocation, while the other eleven months included a mixed allocation to equities and bonds. However, there were several periods where the equity allocation still shifted by 25% or more, a sign of a whipsaw environment. While the partially defensive posture throughout most of the period results in a lowering of the volatility of the Fund, the frequent allocation shifts and inability of the Fund’s underlying model to catch a trend in either direction resulted in significant underperformance. Further aggravating performance was the frequent suboptimal allocation to the various market cap segments in the equity portion of the portfolio, with the largest detractor being mid cap equity allocations. The strategy also utilizes leverage through a combination of unlevered ETFs and futures contracts to maintain a target equity leverage ratio of ~1.3x, and a target bond leverage ratio of ~1.4x. Over the past year both the levered and unlevered equity holdings contributed negatively to the Fund’s return, while the opposite effect was experienced with the bond component.

Good Harbor Tactical Select Fund (GHSAX, GHSCX, GHSIX)

The Good Harbor Tactical Select Fund combines several tactical strategies into a single fund. The Fund expresses the fundamental tenets of our understanding of how tactical allocation strategies can be held within a portfolio. Our research shows that by blending tactical allocation strategies together the overall sleeve benefits from lower volatility. This is the first and, to our knowledge, only multi-tactical fund available to investors who wish to incorporate a multi-strategy approach to their portfolio’s tactical equity allocation.

For the fiscal year, the Good Harbor Tactical Select Fund A-share returned -7.66%, the C-share returned -8.34%, and the I-share returned -7.34%. This compares to the S&P 500 TR which rose 4.25%, the MSCI Emerging Markets Total Return Index which fell -2.02%, and the MSCI EAFE Total Return Index which dropped -1.34% over the same period. Several of the Fund’s underlying tactical models experienced allocation whipsaws driven by the large performance swings in the global equity markets that occurred in Q4 of 2018 and Q1 of 2019. Despite the fact that the underlying tactical components utilize different approaches to forecast expected market direction, many of the models experienced some level of losses driven by the sell-off and then subsequently missed out on the ensuing equity market rally as the portfolios shifted to various levels of defense. This out of synch behavior, which was actually widespread across the tactical space in general, was the largest performance detractor. Additionally the Good Harbor Tactical Select Fund utilizes a combination of unlevered ETFs and levered ETFs. Over the course of the past year, this leverage component, particularly for the equityexposures of the Fund , contributed negatively to return.

Letter to Shareholder

Investment outlook

Based upon current conditions, the near term outlook for risk assets is one of increasing caution given the continued shift to a higher volatility environment. Several geopolitical and economic considerations continue to dominate the headlines, including issues such as the China-U.S. trade dispute, BREXIT, an upcoming U.S. election cycle and slowing global growth. We have no expectation that these will go away any time soon. Anticipating that market conditions such as these will arise from time to time is at the core of the Funds’ tactical allocation strategies. As such, if markets shift into a sustained decline as the current bull market does cede to a bear market, these strategies have objective investment processes that we follow which provides the flexibility to respond to those market conditions. However, as we’ve experienced, if future market disruptions continue to be short-term event-driven issues, particularly those that are geopolitical in nature, the tactical space in general and the Funds in particular may be exposed to continued whipsawing.

We thank you for your continued support and confidence in our management.

Sincerely,

Neil R. Peplinski, Chairman & Chief Investment Officer

Letter to Shareholder

Portfolio Investment Team

Neil R. Peplinski, CFA founded Good Harbor in 2003 and serves as a Managing Partner and Chief Investment Officer. Mr. Peplinski previously worked as a portfolio manager for Allstate Investments, overseeing a portfolio of collateralized debt obligations. Mr. Peplinski earned his MBA with High Honors from the University of Chicago Booth School of Business. He also holds a MSEE in Electromagnetics from the University of Michigan, and a BSEE in Electromagnetics from Michigan Technological University where he graduated summa cum laude.

David C. Armstrong serves as a Portfolio Manager. Mr. Armstrong joined Good Harbor in 2010 and became a member of the Investment Team in 2013. He previously worked as a Director of Research conducting analysis on the nature and structure of competition in the credit card market for financial services firms. Mr. Armstrong earned an MBA from the University of Chicago Booth School of Business, and a Bachelor of Arts from Knox College.

Yash Patel, CFA has served as Chief Operating Officer of Good Harbor since March 2010. Mr. Patel brings over 15 years of professional experience to the firm. His responsibilities include the management and leadership of operations, technology, trading, and portfolio management. Prior to joining Good Harbor Financial, Mr. Patel was a quantitative equity analyst for Allstate Investments, developing and implementing model-driven trading strategies. Previous to that, he worked and consulted for hedge funds including Bridgewater Associates and Citadel Investment Group. Mr. Patel earned a MBA with Honors from the University of Chicago Booth School of Business and a BS CSE from The Ohio State University.

The S&P 500 Total Return Index is the total return version of the S&P 500 Index which includes the effects of reinvested dividends. The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy through changes in the aggregate market value representing all major industries.

The MSCI EAFE Total Return Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

The MSCI Emerging Markets Total Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Investments cannot be made directly in an index. Unmanaged index returns assume the reinvestment of any distributions and do not reflect fees, expenses, or sales charges. Index performance is not indicative of the performance of any investment.

This information is being provided for informational purposes only, is subject to change. The opinions expressed in this article represent the current, good-faith views of the author at the time of publication. The information contained herein is based on internal research derived from various sources and does not purport to be statements of all material facts relating to the securities mentioned. The information contained herein, while not guaranteed as to accuracy or completeness, has been obtained from sources we believe to be reliable. Fund holdings are subject to change without notice.

5896-NLD-10/28/2019

GOOD HARBOR TACTICAL CORE US FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, as compared to its benchmark:

				Inception** -	Inception*** -
	One Year	Three Years	Five Years	September 30, 2019	September 30, 2019
Good Harbor Tactical Core US Fund - Class A	(16.50)%	(0.36)%	(0.84)%	(0.93)%	N/A
Good Harbor Tactical Core US Fund - Class A with load	(21.33)%	(2.30)%	(2.01)%	(1.80)%	N/A
Good Harbor Tactical Core US Fund - Class C	(17.04)%	(1.07)%	(1.57)%	N/A	(1.70)%
Good Harbor Tactical Core US Fund - Class I	(16.27)%	(0.11)%	(0.58)%	(0.68)%	N/A
S&P 500 Total Return Index ****	4.25%	13.39%	10.84%	13.85%	13.40%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and trustees, contractual indemnification of Fund service providers (other than the advisor))) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, effective February 1, 2019. Prior to February 1, 2019, total expenses incurred would not exceed, 1.40%, 2.15%, and 1.15%, respectively. The Fund’s total annual operating expenses before waiver are 1.97% for Class A shares, 2.72% for Class C shares and 1.72% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Redemptions of any class of shares made within 30 days would be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is December 31, 2012.

***	Inception date is January 4, 2013.

****	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of September 30, 2019	% of Net Assets
Debt Funds	51.5%
Equity Funds	48.6%
Short-Term Investment	0.1%
Liabilities In Excess of Other Assets - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

GOOD HARBOR TACTICAL SELECT FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, as compared to its benchmark:

				Inception** -	Inception*** -
	One Year	Three Years	Five Years	September 30, 2019	September 30, 2019
Good Harbor Tactical Select Fund - Class A	(7.66)%	1.89%	N/A	N/A	3.29%
Good Harbor Tactical Select Fund - Class A with load	(12.95)%	(0.08)%	N/A	N/A	1.81%
Good Harbor Tactical Select Fund - Class C	(8.34)%	1.13%	N/A	N/A	2.62%
Good Harbor Tactical Select Fund - Class I	(7.34)%	2.20%	2.04%	0.95%	N/A
S&P 500 Total Return Index ****	4.25%	13.39%	10.84%	11.21%	12.91%
MSCI ACWI *****	1.95%	10.30%	7.23%	7.00%	9.66%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, effective February 1, 2019. Prior to February 1, 2019, total expenses incurred would not exceed 1.40%, 2.15%, and 1.15%, respectively. The Fund’s total annual operating expenses before waiver are 2.18% for Class A shares, 2.93% for Class C shares and 1.93% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Redemptions of any class of shares made within 30 days would be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is May 16, 2014.

***	Inception date is August 31, 2015.

****	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

*****	The MSCI ACWI (All Country World Index) is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI), and is comprised of stocks from both developed and emerging markets. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of September 30, 2019	% of Net Assets
Equity Funds	79.9%
Debt Funds	17.0%
Short-Term Investment	2.4%
Other Assets in Excess of Liabilities - Net	0.7%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

GOOD HARBOR TACTICAL CORE US FUND
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 100.1%
	DEBT FUNDS - 51.5%
50,186	iShares 3-7 Year Treasury Bond ETF	$6,363,585
45,553	iShares 7-10 Year Treasury Bond ETF	5,123,346
38,371	Vanguard Long-Term Treasury ETF	3,366,671
		14,853,602
	EQUITY FUNDS - 48.6%
25,876	iShares Core S&P Mid-Cap ETF	5,000,019
32,235	iShares Russell 2000 ETF	4,878,445
52,858	ProShares Ultra MidCap400	2,111,677
31,163	ProShares Ultra Russell2000	2,009,079
		13,999,220

	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,495,151)	28,852,822
	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
29,649	Invesco Short Term Investments Trust -Treasury Portfolio Institutional Class, to yield 1.79% * (Cost $29,649)	29,649

	TOTAL INVESTMENTS - 100.2% (Cost $29,524,800)	$28,882,471
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(52,403)
	NET ASSETS - 100.0%	$28,830,068

ETF - Exchange Traded Fund

S&P - Standard & Poor’s

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL SELECT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 96.9%
	DEBT FUNDS - 17.0%
3,721	iShares 3-7 Year Treasury Bond ETF	$471,823
3,144	iShares 7-10 Year Treasury Bond ETF	353,606
3,218	ProShares Ultra 7-10 Year Treasury	208,366
2,747	Vanguard Long-Term Treasury ETF	241,022
		1,274,817
	EQUITY FUNDS - 79.9%
1,379	Consumer Discretionary Select Sector SPDR Fund	166,445
2,696	Consumer Staples Select Sector SPDR Fund	165,588
2,456	Direxion Daily Developed Markets Bull 3X Shares	148,859
2,795	Energy Select Sector SPDR Fund	165,464
5,919	Financial Select Sector SPDR Fund	165,732
1,845	Health Care Select Sector SPDR Fund	166,290
2,135	Industrial Select Sector SPDR Fund	165,740
1,329	iShares Core S&P Mid-Cap ETF	256,803
3,334	iShares MSCI Australia ETF	74,182
662	iShares MSCI Brazil ETF	27,890
5,531	iShares MSCI Canada ETF	159,846
479	iShares MSCI China ETF	26,862
7,559	iShares MSCI Emerging Markets ETF	308,936
8,105	iShares MSCI Eurozone ETF	315,203
7,365	iShares MSCI France ETF	221,981
2,741	iShares MSCI Germany ETF	73,760
2,624	iShares MSCI Japan ETF	148,886
645	iShares MSCI Mexico ETF	27,554
3,479	iShares MSCI Pacific ex Japan ETF	155,616
702	iShares MSCI Russia ETF	27,308
496	iShares MSCI South Korea ETF	27,945
4,198	iShares MSCI Switzerland ETF	158,265
774	iShares MSCI Taiwan ETF	28,143
9,737	iShares MSCI United Kingdom ETF	306,034
1,669	iShares Russell 2000 ETF	252,586
2,859	Materials Select Sector SPDR Fund	166,394
47,698	Pacer Trendpilot US Large Cap ETF	1,481,977
2,736	ProShares Ultra MidCap400	109,303
811	ProShares Ultra MSCI Emerging Markets	52,662
1,639	ProShares Ultra Russell2000	105,666
2,065	Technology Select Sector SPDR Fund	166,294
2,561	Utilities Select Sector SPDR Fund	165,799
		5,990,013

	TOTAL EXCHANGE TRADED FUNDS (Cost $7,212,145)	7,264,830

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
177,590	Invesco Short Term Investments Trust - Treasury Portfolio Institutional Class, to yield 1.79% * (Cost $177,590)	177,590

	TOTAL INVESTMENTS - 99.3% (Cost $7,389,735)	$7,442,420
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	51,396
	NET ASSETS - 100.0%	$7,493,816

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

S&P - Standard & Poor’s

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019

	TACTICAL CORE US	TACTICAL SELECT
	FUND	FUND
ASSETS
Investment securities:
At cost	$29,524,800	$7,389,735
At value	$28,882,471	$7,442,420
Receivable for securities sold	—	842,283
Dividends and interest receivable	7,965	1,441
Receivable for Fund shares sold	—	40,800
Prepaid expenses and other assets	20,063	7,293
TOTAL ASSETS	28,910,499	8,334,237

LIABILITIES
Payable for securities purchased	—	830,577
Payable for Fund shares redeemed	18,293	—
Investment advisory fees payable	22,336	5,475
Distribution (12b-1) fees payable	13,185	248
Payable to related parties	11,658	3,976
Accrued expenses and other liabilities	14,959	145
TOTAL LIABILITIES	80,431	840,421
NET ASSETS	$28,830,068	$7,493,816

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$269,968,490	$8,281,337
Accumulated losses	(241,138,422)	(787,521)
NET ASSETS	$28,830,068	$7,493,816

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$7,206,594	$86,047
Shares of beneficial interest outstanding	777,960	8,925
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.26	$9.64
Maximum offering price per share (maximum sales charge of 5.75%)	$9.82	$10.23

Class C Shares:
Net Assets	$13,669,181	$253,897
Shares of beneficial interest outstanding	1,551,758	26,915
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$8.81	$9.43

Class I Shares:
Net Assets	$7,954,293	$7,153,872
Shares of beneficial interest outstanding	844,419	740,768
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.42	$9.66

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2019

	TACTICAL CORE US	TACTICAL SELECT
	FUND	FUND
INVESTMENT INCOME
Dividends	$578,005	$376,048
Interest	111,533	3,650
TOTAL INVESTMENT INCOME	689,538	379,698

EXPENSES
Investment advisory fees	377,376	95,145
Distribution (12b-1) fees:
Class A	24,064	568
Class C	182,333	4,332
Administrative services fees	205,765	51,957
Third party administrative servicing fees	46,900	3,981
TOTAL EXPENSES	836,438	155,983

Less: Fees waived or expenses reimbursed by the advisor	(84,748)	(22,173)

NET EXPENSES	751,690	133,810

NET INVESTMENT INCOME (LOSS)	(62,152)	245,888

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,075,749)	(1,300,776)
Underlying investment companies	—	320,657
Futures contracts	(2,013,314)	—
Net realized loss from investments and futures contracts	(5,089,063)	(980,119)
Net change in unrealized appreciation (depreciation) from:
Investments	(2,397,846)	(140,876)
Futures contracts	71,677	—
Net change in unrealized depreciation from investments	(2,326,169)	(140,876)

NET REALIZED AND UNREALIZED LOSS	(7,415,232)	(1,120,995)

NET DECREASE IN NET ASSETS	$(7,477,384)	$(875,107)

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	TACTICAL CORE US FUND
	Year Ended	Year Ended
	September 30, 2019	September 30, 2018
FROM OPERATIONS
Net investment loss	$(62,152)	$(41,171)
Net realized gain (loss) on investments and futures contracts	(5,089,063)	4,489,320
Net change in unrealized appreciation (depreciation) on investments and and futures contracts	(2,326,169)	929,992
Net increase (decrease) in net assets resulting from operations	(7,477,384)	5,378,141

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	152,605	2,383,568
Class C	157,835	214,668
Class I	852,960	3,570,134
Redemption fee proceeds:
Class A	8	25
Class C	—	26
Class I	10	2
Payments for shares redeemed:
Class A	(4,977,944)	(8,102,351)
Class C	(6,383,793)	(11,363,671)
Class I	(7,452,800)	(14,558,775)
Net decrease in net assets from shares of beneficial interest	(17,651,119)	(27,856,374)

TOTAL DECREASE IN NET ASSETS	(25,128,503)	(22,478,233)

NET ASSETS
Beginning of Year	53,958,571	76,436,804
End of Year*	$28,830,068	$53,958,571

SHARE ACTIVITY
Class A:
Shares Sold	15,018	217,833
Shares Redeemed	(488,975)	(769,122)
Net decrease in shares of beneficial interest outstanding	(473,957)	(551,289)

Class C:
Shares Sold	16,221	20,984
Shares Redeemed	(663,011)	(1,118,462)
Net decrease in shares of beneficial interest outstanding	(646,790)	(1,097,478)

Class I:
Shares Sold	83,373	336,327
Shares Redeemed	(724,936)	(1,360,841)
Net decrease in shares of beneficial interest outstanding	(641,563)	(1,024,514)

*	Net Assets - End of Year includes distributions in excess of net investment income of $3,673 as of September 30, 2018.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL SELECT FUND
	Year Ended	Year Ended
	September 30, 2019	September 30, 2018
FROM OPERATIONS
Net investment income	$245,888	$107,403
Net realized gain (loss) on investments	(1,300,776)	324,222
Net realized gain from underlying investment companies	320,657	—
Net change in unrealized depreciation on investments	(140,876)	(262,181)
Net increase (decrease) in net assets resulting from operations	(875,107)	169,444

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(5,659)
Class C	—	(10,638)
Class I	—	(125,369)
From net investment income:
Class A	—	(654)
Class I	—	(69,372)
Total Distributions Paid*
Class A	(12,450)	—
Class C	(20,516)	—
Class I	(436,525)	—
Net decrease in net assets resulting from distributions to shareholders	(469,491)	(211,692)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	29,138	117,147
Class C	4,001	136,614
Class I	4,071,512	9,869,007
Net asset value of shares issued in reinvestment of distributions:
Class A	8,280	5,004
Class C	20,406	10,583
Class I	350,394	177,862
Redemption fee proceeds:
Class C	—	55
Class I	2	321
Payments for shares redeemed:
Class A	(298,615)	(1,042,749)
Class C	(325,064)	(218,098)
Class I	(7,326,308)	(4,000,330)
Net increase (decrease) in net assets from shares of beneficial interest	(3,466,254)	5,055,416

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,810,852)	5,013,168

NET ASSETS
Beginning of Year	12,304,668	7,291,500
End of Year**	$7,493,816	$12,304,668

SHARE ACTIVITY
Class A:
Shares Sold	2,947	10,725
Shares Reinvested	854	458
Shares Redeemed	(30,325)	(95,404)
Net decrease in shares of beneficial interest outstanding	(26,524)	(84,221)

Class C:
Shares Sold	401	12,479
Shares Reinvested	2,139	984
Shares Redeemed	(33,783)	(20,199)
Net decrease in shares of beneficial interest outstanding	(31,243)	(6,736)

Class I:
Shares Sold	411,021	896,966
Shares Reinvested	36,160	16,302
Shares Redeemed	(744,864)	(363,478)
Net increase (decrease) in shares of beneficial interest outstanding	(297,683)	549,790

*	Distributions from net investment income and net realized gains are combined the for the year ended September 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets - End of Year includes net investment income in excess of distributions of $72,079 as of September 30, 2018.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	GOOD HARBOR TACTICAL CORE US FUND
	Class A
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30,	September 30,	September 30,	September 30,		September 30,
	2019	2018	2017	2016		2015
Net asset value, beginning of year	$11.09	$10.16	$9.36	$8.95		$9.66
Activity from investment operations:
Net investment income (loss) (1)	0.01	0.02	(0.01)	(0.00	) (2)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.84)	0.91	0.81	0.41		(0.65)
Total from investment operations	(1.83)	0.93	0.80	0.41		(0.71)
Paid in capital from redemption fees (2)	0.00	0.00	0.00	0.00		0.00
Less distributions from:
Net return of capital	—	—	—	—		(0.00	) (2)
Net realized gains	—	—	—	—		(0.00	) (2)
Total distributions	—	—	—	—		(0.00	) (2)
Net asset value, end of year	$9.26	$11.09	$10.16	$9.36		$8.95
Total return (3)	(16.50)%	9.15%	8.55%	4.58%		(7.32)%
Net assets, at end of year (000s)	$7,207	$13,883	$18,316	$26,049		$54,840
Ratio of gross expenses to average net assets before reimbursement or recapture (4,5)	1.82%	1.86%	1.86%	1.66%		1.41%
Ratio of net expenses to average net assets after reimbursement or recapture (5)	1.61%	1.40%	1.40%	1.40%		1.40%
Ratio of net investment income (loss) to average net assets (5,6)	0.10%	0.19%	(0.14)%	(0.05)%		(0.61)%
Portfolio Turnover Rate	724%	466%	566%	412%		784%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	GOOD HARBOR TACTICAL CORE US FUND
	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.62	$9.81	$9.10	$8.77	$9.54
Activity from investment operations:
Net investment loss (1)	(0.06)	(0.06)	(0.09)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.75)	0.87	0.80	0.40	(0.65)
Total from investment operations	(1.81)	0.81	0.71	0.33	(0.77)
Paid in capital from redemption fees	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)
Less distributions from:
Net return of capital	—	—	—	—	(0.00	) (2)
Net realized gains	—	—	—	—	(0.00	) (2)
Total distributions	—	—	—	—	(0.00	) (2)
Net asset value, end of year	$8.81	$10.62	$9.81	$9.10	$8.77
Total return (3)	(17.04)%	8.26%	7.80%	3.76%	(8.05)%
Net assets, at end of year (000s)	$13,669	$23,359	$32,318	$46,774	$85,736
Ratio of gross expenses to average net assets before reimbursement or recapture (4,5)	2.57%	2.61%	2.61%	2.41%	2.16%
Ratio of net expenses to average net assets after reimbursement or recapture (5)	2.36%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment loss to average net assets (5,6)	(0.65)%	(0.57)%	(0.89)%	(0.81)%	(1.35)%
Portfolio Turnover Rate	724%	466%	566%	412%	784%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	GOOD HARBOR TACTICAL CORE US FUND
	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$11.25	$10.28	$9.45	$9.01	$9.71
Activity from investment operations:
Net investment income (loss) (1)	0.04	0.05	0.01	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	(1.87)	0.92	0.82	0.42 (7)	(0.67)
Total from investment operations	(1.83)	0.97	0.83	0.44	(0.70)
Paid in capital from redemption fees (2)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net return of capital	—	—	—	—	(0.00	) (2)
Net realized gains	—	—	—	—	(0.00	) (2)
Total distributions	—	—	—	—	(0.00	) (2)
Net asset value, end of year	$9.42	$11.25	$10.28	$9.45	$9.01
Total return (3)	(16.27)%	9.44%	8.78%	4.88%	(7.09)%
Net assets, at end of year (000s)	$7,954	$16,716	$25,802	$31,698	$83,230
Ratio of gross expenses to average net assets before reimbursement or recapture (4,5)	1.57%	1.61%	1.61%	1.41%	1.16%
Ratio of net expenses to average net assets after reimbursement or recapture (5)	1.36%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (5,6)	0.38%	0.42%	0.11%	0.19%	(0.37)%
Portfolio Turnover Rate	724%	466%	566%	412%	784%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL SELECT FUND
	CLASS A
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2019	2018	2017	2016	2015 (1)
Net asset value, beginning of period	$10.86	$10.80	$9.75	$9.13	$9.06
Activity from investment operations:
Net investment income (2)	0.25	0.07	0.07	0.02	—
Net realized and unrealized gain (loss) on investments	(1.08)	0.18	1.09	0.62 (9)	0.07
Total from investment operations	(0.83)	0.25	1.16	0.64	0.07
Less distributions from:
Net investment income	(0.04)	(0.02)	—	(0.02)	—
Net realized gains	(0.35)	(0.17)	(0.11)	—	—
Total distributions	(0.39)	(0.19)	(0.11)	(0.02)	—
Net asset value, end of period	$9.64	$10.86	$10.80	$9.75	$9.13
Total return (3)	(7.66)%	2.31%	11.99%	7.05%	0.77	% (4)
Net assets, at end of period	$86,047	$384,825	$1,292,221	$570,258	$9
Ratio of gross expenses to average net assets (5,7)	1.74%	1.80%	1.78%	16.28%	48.96	% (6)
Ratio of net expenses to average net assets (7)	1.52%	1.40%	1.40%	1.40%	1.40	% (6)
Ratio of net investment income to average net assets (7,8)	2.52%	0.65%	0.65%	0.27%	0.00	% (6)
Portfolio Turnover Rate	474%	402%	310%	533%	785	% (4)

(1)	The Good Harbor Tactical Select Fund Class A commenced operations on August 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL SELECT FUND
	CLASS C
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2019	2018	2017	2016	2015 (1)
Net asset value, beginning of period	$10.67	$10.67	$9.71	$9.13	$9.06
Activity from investment operations:
Net investment income (loss) (2)	0.20	0.00 (9)	(0.02)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.09)	0.17	1.09	0.67	0.08
Total from investment operations	(0.89)	0.17	1.07	0.60	0.07
Paid in capital from redemption fees	—	0.00 (9)	—	—	—
Less distributions from:
Net investment income	—	—	—	(0.02)	—
Net realized gains	(0.35)	(0.17)	(0.11)	—	—
Total distributions	(0.35)	(0.17)	(0.11)	(0.02)	—
Net assets, at end of period	$9.43	$10.67	$10.67	$9.71	$9.13
Total return (3)	(8.34)%	1.58%	11.10%	6.61%	0.77	% (4)
Net assets, at end of period	$253,897	$620,535	$692,391	$656,153	$9
Ratio of gross expenses to average net assets (5,7)	2.49%	2.55%	2.53%	17.03%	49.71	% (6)
Ratio of net expenses to average net assets (7)	2.27%	2.15%	2.15%	2.15%	2.15	% (6)
Ratio of net investment income (loss) to average net assets (7,8)	2.04%	(0.03)%	(0.23)%	(0.70)%	(1.24	)% (6)
Portfolio Turnover Rate	474%	402%	310%	533%	785	% (4)

(1)	The Good Harbor Tactical Select Fund Class C commenced operations on August 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	GOOD HARBOR TACTICAL SELECT FUND
	CLASS I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.88	$10.86	$9.78	$9.13	$9.51
Activity from investment operations:
Net investment income (1)	0.24	0.12	0.10	0.04	0.01
Net realized and unrealized gain (loss) on investments	(1.04)	0.16	1.09	0.63 (6)	(0.34)
Total from investment operations	(0.80)	0.28	1.19	0.67	(0.33)
Paid in capital from redemption fees	0.00 (7)	0.00 (7)	0.00 (7)	—	—
Less distributions from:
Net investment income	(0.07)	(0.09)	—	(0.02)	(0.05)
Net realized gains	(0.35)	(0.17)	(0.11)	—	—
Total distributions	(0.42)	(0.26)	(0.11)	(0.02)	(0.05)
Net asset value, end of year	$9.66	$10.88	$10.86	$9.78	$9.13
Total return (2)	(7.34)%	2.61%	12.26%	7.38%	(3.48)%
Net assets, at end of year	$7,153,872	$11,299,308	$5,306,888	$1,300,012	$113,595
Ratio of gross expenses to average net assets (3,4)	1.49%	1.55%	1.53%	16.03%	48.71%
Ratio of net expenses to average net assets (4)	1.27%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (4,5)	2.44%	1.06%	0.96%	0.46%	0.08%
Portfolio Turnover Rate	474%	402%	310%	533%	785%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

1.	ORGANIZATION

The Good Harbor Tactical Core US Fund (“Tactical Core US Fund”) and the Good Harbor Tactical Select Fund (“Tactical Select Fund”) are each a diversified series (each a “Fund,” and together the “Funds”) of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Tactical Core US Fund and the Tactical Select Fund is total return from capital appreciation and income.

Each Fund currently offers three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Class I and Class C shares are offered at NAV. Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Tactical Core US Fund’s Class A shares and Class I shares commenced operations on December 31, 2012 and Class C shares commenced operations on January 4, 2013. The Tactical Select Fund’s Class I commenced operations on May 16, 2014 and Class A and Class C commenced operations on August 31, 2015.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU No. 2013-08.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS(Continued)
September 30, 2019

securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective NAVs as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts – The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS(Continued)
September 30, 2019

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for the Funds’ investments measured at fair value:

GOOD HARBOR TACTICAL CORE US FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Debt Funds	$14,853,602	$—	$—	$14,853,602
Equity Funds	13,999,220	—	—	13,999,220
Short-Term Investment	29,649	—	—	29,649
Total	$28,882,471	$—	$—	$28,882,471

GOOD HARBOR TACTICAL SELECT FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Debt Funds	$1,274,817	$—	$—	$1,274,817
Equity Funds	5,990,013	—	—	5,990,013
Short-Term Investment	177,590	—	—	177,590
Total	$7,442,420	$—	$—	$7,442,420

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolios of Investments for security classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of a fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS(Continued)
September 30, 2019

Impact of Derivatives on the Statements of Operations

The following is a summary of the location of derivative investments on the Tactical Core US Fund’s Statements of Operations for the year ended September 30, 2019:

Tactical Core US Fund

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Futures Contracts	Net realized loss from futures contracts;
Net change in unrealized appreciation (depreciation) from futures contracts

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended September 30, 2019:

Realized gain/(loss) on derivatives recognized in the Statements of Operations
			Total for the
		Interest Rate	Year Ended
Derivative Investment Type	Equity Risk	Risk	September 30, 2019
Tactical Core US Fund
Futures	$(2,287,237)	$273,923	$(2,013,314)

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
			Total for the
		Interest Rate	Year Ended
Derivative Investment Type	Equity Risk	Risk	September 30, 2019
Tactical Core US Fund
Futures	$71,677	$0	$71,677

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Tactical Core US Fund.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Investment Income	Capital Gains
Tactical Core US Fund	Annually	Annually
Tactical Select Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment;

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS(Continued)
September 30, 2019

temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or NAVs per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2016 to September 30, 2018, or expected to be taken in the Funds’ September 30, 2019 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of each Fund’s average daily net assets effective February 1, 2019. Prior to February 1, 2019, the Advisory fee was 1.00% of each Fund’s average daily net assets. During the year ended September 30, 2019, the Advisor earned the following fees:

Fund	Advisory Fee
Tactical Core US Fund	$377,376
Tactical Select Fund	95,145

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS(Continued)
September 30, 2019

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2020 for the Funds, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and trustees, contractual indemnification of Fund service providers (other than the Advisor))) do not exceed 1.75%, 2.50% and 1.50% of the daily average net assets attributable to the Funds’ Class A, Class C and Class I shares, respectively, effective February 1, 2019. Prior to February 1, 2019, total expenses incurred would not exceed 1.40%, 2.15%, and 1.15%. During the year ended September 30, 2019, the Advisor, pursuant to the Waiver Agreement, waived fees and reimbursed expenses in the amounts of:

Fees waived/reimbursed by
Fund	the Advisor
Tactical Core US Fund	$84,748
Tactical Select Fund	22,173

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ operating expenses attributable to Class A, Class C and Class I shares are subsequently less than the Waiver Agreement at the time of the waiver, the Advisor shall be entitled to reimbursement by each Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed the Waiver Agreement at the time of the waiver. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed the Waiver Agreement at the time of the waiver, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through September 30 of the year indicated.

Fund	2020	2021	2022
Tactical Core US Fund	$423,342	$281,923	$84,748
Tactical Select Fund	18,921	44,386	22,173

The Trust, with respect to each Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for each of the Class A and Class C shares (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively. Pursuant to the Plans, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. The table below shows the fees incurred pursuant to the Plans during the year ended September 30, 2019:

Fund	Distribution (12b-1) fee
Tactical Core US Fund
Class A	$24,064
Class C	182,333
Tactical Select Fund
Class A	568
Class C	4,332

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS(Continued)
September 30, 2019

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the year ended September 30, 2019:

		Amount
	Underwriting	Retained by
Fund	Commissions	Underwriter
Tactical Core US Fund
Class A	$539	$74
Tactical Select Fund
Class A	998	147

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to a separate servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Funds. In accordance with this agreement, GFS pays for all other operating expenses for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. As of September 30, 2019, the amounts owed to GFS were $11,658 and $3,976 for the Tactical Core US Fund and Tactical Select Fund, respectively. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds as part of the administrative service fee.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds as part of the administrative service fee.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the year ended September 30, 2019 were as follows:

Fund	Purchases	Sales
Tactical Core US Fund	$254,171,711	$256,925,611
Tactical Select Fund	47,351,558	50,848,144

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS(Continued)
September 30, 2019

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the year ended September 30, 2019 the redemption fees paid are as follows:

Fund	Redemption Fee
Tactical Core US Fund
Class A	$8
Class I	10
Tactical Select Fund
Class I	2

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Advisor. As of September 30, 2019, the following held in excess of 25% of the voting securities of the Fund listed, for the sole benefit of customers and may be deemed to control the applicable Fund:

		Percentage of Voting Securities
Fund	Shareholder	as of September 30, 2019
Tactical Core US Fund	Wells Fargo Clearing Services, LLC	37.1%

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Tactical Core US Fund	$31,197,274	$—	$(2,314,803)	$(2,314,803)
Tactical Select Fund	7,598,547	96,537	(252,664)	(156,127)

The tax character of distributions paid during the fiscal years ended September 30, 2019 and September 30, 2018 was as follows:

For the year ended September 30, 2019:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Select Fund	$126,043	$343,448	$—	$469,491

For the year ended September 30, 2018:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Select Fund	$184,870	$26,822	$—	$211,692

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS(Continued)
September 30, 2019

As of September 30, 2019, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Tactical Core US
Fund	$—	$—	$(2,018,289)	$(236,805,330)	$—	$(2,314,803)	$(241,138,422)
Tactical Select Fund	245,129	—	(543,080)	(333,443)	—	(156,127)	(787,521)

The difference between book basis and tax basis from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows.

Post October
Losses
Tactical Core US Fund	$2,018,289
Tactical Select Fund	$543,080

At September 30, 2019, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Tactical Core US Fund	$182,235,664	$54,569,666	$236,805,330	$—
Tactical Select Fund	328,978	4,465	333,443

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, resulted in reclassifications for the following Fund for the year ended September 30, 2019 as follows:

	Paid
	In	Accumulated
	Capital	Losses
Tactical Core US Fund	$(65,825)	$65,825

8.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. These amendments have been adopted with these financial statements.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS(Continued)
September 30, 2019

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Good Harbor Tactical Core US Fund and Good Harbor Tactical Select Fund and Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Good Harbor Tactical Core US Fund and Good Harbor Tactical Select Fund (the “Funds”), each a series of Northern Lights Fund Trust III, as of September 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Good Harbor Financial, LLC since 2013.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 29, 2019

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

GOOD HARBOR FUNDS
EXPENSE EXAMPLES (Unaudited)
September 30, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for a period of time beginning April 1, 2019 through September 30, 2019.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual	4/1/19	9/30/19	4/1/19 – 9/30/19 *	Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$899.90	$8.33	1.75%
Class C	$1,000.00	$897.10	$11.89	2.50%
Class I	$1,000.00	$901.40	$7.15	1.50%
Good Harbor Tactical Select Fund
Class A	$1,000.00	$970.80	$8.65	1.75%
Class C	$1,000.00	$966.20	$12.32	2.50%
Class I	$1,000.00	$971.80	$7.59	1.50%

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	4/1/19	9/30/19	4/1/19 – 9/30/19 *	Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$1,016.29	$8.85	1.75%
Class C	$1,000.00	$1,012.53	$12.61	2.50%
Class I	$1,000.00	$1,017.55	$7.59	1.50%
Good Harbor Tactical Select Fund
Class A	$1,000.00	$1,016.29	$8.85	1.75%
Class C	$1,000.00	$1,012.53	$12.61	2.50%
Class I	$1,000.00	$1,017.55	$7.59	1.50%

*	Expenses are equal to the average account value over the period, multiplied by the applicable Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2019

SHAREHOLDER VOTING RESULTS

The Trust held a Special Meeting (the “Special Meeting”) of its shareholders on August 12, 2019 for the purpose of electing trustees of the Trust. Although Patricia Luscombe and Jeffery D. Young have been serving as trustees by appointment since 2015, both were elected by the shareholders for an indefinite period at the Special Meeting. Ms. Luscombe and Mr. Young join James U. Jensen, John V. Palancia and Mark H. Taylor as duly elected trustees of the Trust.

At the close of business June 27, 2019, the record date for the Special Meeting, there were 374,510,202 outstanding shares of the Trust. Shares represented in person and by proxy at the Special Meeting equaled 78.67% of the outstanding shares of the Trust. Therefore, a quorum was present.

With respect to approval of the election of Patricia Luscombe, the following votes were cast:

For Approval	98.54%
Against Approval	0.00%
Abstained	1.46%

With respect to approval of the election of Jeffery D. Young, the following votes were cast:

For Approval	98.49%
Against Approval	0.00%
Abstained	1.51%

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2019

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-2015).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of September 30, 2019, the Trust was comprised of 36 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/19-NLFT III-v2

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2019

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 80 Arkay Drive, Hauppauge, NY 11788 1983	President	Since August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012–2015), Gemini Fund Services, LLC.
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-270-2848.

9/30/19-NLFT III-v2

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR
Good Harbor Financial, LLC
330 East Main Street, Third Floor
Barrington, IL 60010

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019

Good Harbor Tactical Core U.S. Fund - $13,500

Good Harbor Tactical Select Fund - $13,500

2018

Good Harbor Tactical Core U.S. Fund - $13,500

Good Harbor Tactical Select Fund - $13,500

(b)	Audit-Related Fees

2019 – None

2018 – None

(c)	Tax Fees

2019

Good Harbor Tactical Core U.S. Fund - $3,500

Good Harbor Tactical Select Fund - $3,500

2018

Good Harbor Tactical Core U.S. Fund - $3,000

Good Harbor Tactical Select Fund - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 - None

2018 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2019	2018
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019

Good Harbor Tactical Core U.S. Fund - $3,500

Good Harbor Tactical Select Fund - $3,500

2018

Good Harbor Tactical Core U.S. Fund - $3,000

Good Harbor Tactical Select Fund - $3,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 12/9/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 12/9/2019

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/9/2019